Derivative Financial Instruments and Hedging (Notional Amounts of Derivative Instruments and Other, Fair Values of Derivative Instruments and Other before Offsetting) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2017		Mar. 31, 2017
Derivatives, Fair Value [Line Items]
Asset derivatives, Fair value	¥ 13,066		¥ 26,581
Liability derivatives, Fair value	34,770		19,798
Interest rate swap agreements | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	238,751		243,197
Interest rate swap agreements | Derivatives designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives, Fair value	4,469		4,391
Interest rate swap agreements | Derivatives designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Asset derivatives, Fair value	61		71
Interest rate swap agreements | Nondesignated
Derivatives, Fair Value [Line Items]
Notional amount	18,468		8,258
Asset derivatives, Fair value	163		233
Interest rate swap agreements | Nondesignated | Other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives, Fair value	82		176
Futures, foreign exchange contracts | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	584,683		745,481
Futures, foreign exchange contracts | Derivatives designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives, Fair value	11,554		8,021
Futures, foreign exchange contracts | Derivatives designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Asset derivatives, Fair value	835		6,373
Futures, foreign exchange contracts | Nondesignated
Derivatives, Fair Value [Line Items]
Notional amount	411,124	[1]	565,981	[2]
Futures, foreign exchange contracts | Nondesignated | Other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives, Fair value	14,506	[1]	800	[2]
Futures, foreign exchange contracts | Nondesignated | Other assets
Derivatives, Fair Value [Line Items]
Asset derivatives, Fair value	359	[1]	5,973	[2]
Foreign currency swap agreements | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	91,154		74,482
Foreign currency swap agreements | Derivatives designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives, Fair value	1,020		1,677
Foreign currency swap agreements | Derivatives designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Asset derivatives, Fair value	3,737		4,545
Foreign currency long- term-debt | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	354,105		280,266
Asset derivatives, Fair value	0		0
Liability derivatives, Fair value	0		0
Options held/written and other | Nondesignated
Derivatives, Fair Value [Line Items]
Notional amount	384,367	[1]	224,064	[2]
Options held/written and other | Nondesignated | Other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives, Fair value	1,833	[1]	1,071	[2]
Options held/written and other | Nondesignated | Other assets
Derivatives, Fair Value [Line Items]
Asset derivatives, Fair value	6,743	[1]	5,804	[2]
Credit derivatives held/written | Nondesignated
Derivatives, Fair Value [Line Items]
Notional amount	5,783		6,942
Asset derivatives, Fair value	0		0
Credit derivatives held/written | Nondesignated | Other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives, Fair value	¥ 130		¥ 159

[1]	The notional amounts of options held/written and other and futures, foreign exchange contracts in the above table include options held of ¥42,006 million, futures contracts of ¥41,440 million and foreign exchange contracts of ¥13,533 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at September 30, 2017, respectively. Asset derivatives in the above table include fair value of the options held, futures contracts and foreign exchange contracts before offsetting of ¥776 million, ¥67 million and ¥18 million and liability derivatives include fair value of the futures and foreign exchange contracts before offsetting of ¥1,917 million and ¥314 million at September 30, 2017, respectively.
[2]	The notional amounts of options held/written and other and futures, foreign exchange contracts in the above table include options held of ¥46,063 million, futures contracts of ¥52,791 million and foreign exchange contracts of ¥16,690 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at March 31, 2017, respectively. Asset derivatives in the above table include fair value of the options held, futures contracts and foreign exchange contracts before offsetting of ¥1,708 million, ¥694 million and ¥57 million and liability derivatives include fair value of the futures and foreign exchange contracts before offsetting of ¥37 million and ¥45 million at March 31, 2017, respectively.